Reportable Segments	9 Months Ended
Sep. 30, 2019
Successor [Member]
Reportable Segments

18. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available that are evaluated regularly by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. Management evaluates the operating results of its reportable segments primarily based on revenue and segment EBITDA. The Company defines EBITDA as net income adjusted for interest expense, depreciation and amortization, and income tax benefit or expense. Segment EBITDA does not include general corporate expenses as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Segment EBITDA is not a measure of financial performance under U.S. GAAP and should not be considered an alternative to net income, the most directly comparable U.S. GAAP measure or any other measure of financial performance presented in accordance with U.S. GAAP. Our calculation of Segment EBITDA may not be comparable to that reported by other companies. The Company believes that the presentation of Segment EBITDA enables the Company and its shareholders to better assess each segment’s operating results relative to its operating results in prior periods and improves the comparability of the information presented. Investors should consider this non-U.S. GAAP measure in the context of the Company’s U.S. GAAP results.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: coil tubing, stimulation and pumping, nitrogen services, completions, pipelines, cementing, laboratory services and filtration services.

Drilling and Evaluation Services generates its revenue from the following service offerings: drilling and workover rigs, rig services, drilling services and rentals, fishing and remedials, directional drilling, turbines drilling, drilling fluids, wireline logging services, slickline services and well testing services.

The Company’s operations and activities are located within certain geographies, primarily the MENA region and the Asia Pacific region, which includes Malaysia, Indonesia and India.

In accordance with FASB ASC 280 - Segment Reporting, information on revenues and long-lived assets of the operations of the Company are disclosed below (in thousands):

Revenue from operations

	Successor (NESR)				Predecessor (NPS)
	Period from	Period from	Period from	Period from	Period from
	January 1, 2019 to September 30, 2019	July 1, 2019 to September 30, 2019	June 7, 2018 to September 30, 2018	July 1, 2018 to September 30, 2018	January 1, 2018 to June 6, 2018
Reportable Segment:
Production Services	$284,631	$97,160	$117,268	$88,666	$112,295
Drilling and Evaluation Services	188,578	64,446	73,298	56,914	24,732
Total revenue	$473,209	$161,606	$190,566	$145,580	$137,027

Long-lived assets

	September 30, 2019	December 31, 2018
Reportable Segment:
Production Services	$268,244	$219,278
Drilling and Evaluation Services	126,105	98,163
Unallocated	(10,864)	11,286
Total	$383,485	$328,727

Segment EBITDA

	Successor (NESR)				Predecessor (NPS)
	Period from	Period from	Period from	Period from	Period from
	January 1, 2019 to September 30, 2019	July 1, 2019 to September 30, 2019	June 7, 2018 to September 30, 2018	July 1, 2018 to September 30, 2018	January 1, 2018 to June 6, 2018
Reportable Segment:
Production Services	98,007	32,581	41,952	33,180	36,836
Drilling and Evaluation Services	40,869	15,239	18,905	17,630	3,267
Unallocated Costs	(13,855)	(4,992)	(13,453)	(6,770)	(9,651)
Total Segment EBITDA	$125,021	$42,828	$47,404	$44,040	$30,452

The following table presents a reconciliation of consolidated net income, which is the most comparable financial measure under U.S. GAAP, to Total Segment EBITDA:

	Successor (NESR)				Predecessor (NPS)
	Period from January 1, 2019 to September 30, 2019	Period from July 1, 2019 to September 30, 2019	Period from June 7, 2018 to September 30, 2018	Period from July 1, 2018 to September 30, 2018	Period from January 1, 2018 to June 6, 2018

Net Income	$35,138	$10,608	$12,190	$16,157	$6,736
Add:
Income taxes	11,407	4,013	2,960	3,989	2,342
Interest expense, net	14,691	5,011	8,099	6,199	4,090
Depreciation and amortization	63,785	23,196	24,155	17,695	17,284
Total Segment EBITDA	$125,021	$42,828	$47,404	$44,040	$30,452

Revenue by geographic area

	Successor (NESR)				Predecessor (NPS)
	Period from	Period from	Period from	Period from	Period from
	January 1, 2019 to September 30, 2019	July 1, 2019 to September 30, 2019	June 7, 2018 to September 30, 2018	July 1, 2018 to September 30, 2018	January 1, 2018 to June 6, 2018

MENA	$465,856	$158,229	$188,488	$143,914	$134,479
Rest of world	7,353	3,377	2,078	1,666	2,548
Total revenue	$473,209	$161,606	$190,566	$145,580	$137,027

Long-lived assets by geographic area

	September 30, 2019	December 31, 2018
Geographic Area:
MENA	$374,911	$319,552
Rest of world	8,574	9,175
Total	$383,485	$328,727